INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	3 Months Ended
Mar. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES
A summary of investments in unconsolidated subsidiaries and affiliates as of March 31, 2020 and December 31, 2019 is as follows:

	March 31, 2020	December 31, 2019
	(in millions)
Equity method	$474	$513
Cost method	119	118
Total	$593	$631